Securitizations and Variable Interest Entities, Secured Borrowing and Consolidated Variable Interest Entity (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Assets	[1]	$ 1,787,632	$ 1,687,155
Liabilities	[2]	(1,593,741)	(1,501,893)
Noncontrolling interests		$ (893)	(868)
Securitizations and Variable Interest Entities Textual [Abstract]
Floating-rate investors right to tender period		7 days
Total secured borrowings [Member]
Variable Interest Entity [Line Items]
Total VIE assets		$ 7,556	10,476
Total secured borrowings [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		7,287	10,132
Liabilities		(6,644)	(8,132)
Noncontrolling interests		0	0
Net assets		643	2,000
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		2,818	5,422
Total secured borrowings [Member] | Municipal tender option bond securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		2,400	4,837
Liabilities		(1,800)	(3,143)
Noncontrolling interests		0	0
Net assets		600	1,694
Total secured borrowings [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets		0	250
Total secured borrowings [Member] | Commercial Real Estate Loans [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		0	250
Liabilities		0	(63)
Noncontrolling interests		0	0
Net assets		0	187
Total secured borrowings [Member] | Residential mortgage securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		4,738	4,804
Total secured borrowings [Member] | Residential mortgage securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		4,887	5,045
Liabilities		(4,844)	(4,926)
Noncontrolling interests		0	0
Net assets		43	119
Consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets		6,160	6,423
Assets		5,636	5,817
Liabilities		(1,358)	(1,677)
Noncontrolling interests		(93)	(103)
Net assets		4,185	4,037
Consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		5,636	5,817
Liabilities		(1,358)	(1,677)
Noncontrolling interests		(93)	(103)
Net assets		4,185	4,037
Consolidated VIEs [Member] | Commercial Real Estate Loans [Member]
Variable Interest Entity [Line Items]
Total VIE assets		1,185
Consolidated VIEs [Member] | Commercial Real Estate Loans [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		1,185
Liabilities		0
Noncontrolling interests		0
Net assets		1,185
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member]
Variable Interest Entity [Line Items]
Total VIE assets		4,134	5,041
Consolidated VIEs [Member] | Nonconforming residential mortgage loan securitizations [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		3,654	4,491
Liabilities		(1,239)	(1,509)
Noncontrolling interests		0	0
Net assets		2,415	2,982
Consolidated VIEs [Member] | Structured asset finance [Member]
Variable Interest Entity [Line Items]
Total VIE assets		54	47
Consolidated VIEs [Member] | Structured asset finance [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		20	47
Liabilities		(18)	(23)
Noncontrolling interests		0	0
Net assets		2	24
Consolidated VIEs [Member] | Investment funds [Member]
Variable Interest Entity [Line Items]
Total VIE assets		482	904
Consolidated VIEs [Member] | Investment funds [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		482	904
Liabilities		0	(2)
Noncontrolling interests		0	0
Net assets		482	902
Consolidated VIEs [Member] | Other securitizations and transactions [Member]
Variable Interest Entity [Line Items]
Total VIE assets		305	431
Consolidated VIEs [Member] | Other securitizations and transactions [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		295	375
Liabilities		(101)	(143)
Noncontrolling interests		(93)	(103)
Net assets		101	129
Total secured borrowings and consolidated VIEs [Member]
Variable Interest Entity [Line Items]
Total VIE assets		13,716	16,899
Total secured borrowings and consolidated VIEs [Member] | Carrying value [Member]
Variable Interest Entity [Line Items]
Assets		12,923	15,949
Liabilities		(8,002)	(9,809)
Noncontrolling interests		(93)	(103)
Net assets		4,828	6,037
Long-term Debt [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Private placement debt financing		6,000	6,000
Loans [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity		529	637
Available-for-sale securities [Member]
Securitizations and Variable Interest Entities Textual [Abstract]
Assets pledged to collateralize the borrowings of variable interest entity		$ 5,900	$ 5,700

[1]	Our consolidated assets at December 31, 2015 and 2014, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $157 million and $117 million; Trading assets, $1 million and $0 million; Investment securities, $425 million and $875 million; Net loans, $4.8 billion and $4.5 billion; Other assets, $242 million and $316 million; and Total assets, $5.6 billion and $5.8 billion, respectively.
[2]	Our consolidated liabilities at December 31, 2015 and 2014, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Accrued expenses and other liabilities, $57 million and $49 million; Long-term debt, $1.3 billion and $1.6 billion; and Total liabilities, $1.4 billion and $1.7 billion, respectively.